SEGMENT INFORMATION - Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	$ 38,373	$ 37,500
Revenue	11,397	11,013
Depreciation	2,043	1,997
Total exploration, evaluation and project expenses	361	350
Other (income) expense (note 9)	(195)	(268)
Segment income	2,814	1,681
Capital expenditures	3,122	3,098
Operating segments [member]
Disclosure of geographical areas [line items]
Segment income	3,195	3,249
United States
Disclosure of geographical areas [line items]
Non-current assets	16,782	16,518
Revenue	6,051	5,573
Dominican Republic
Disclosure of geographical areas [line items]
Non-current assets	5,156	4,874
Revenue	1,118	1,303
Mali
Disclosure of geographical areas [line items]
Non-current assets	3,743	3,599
Revenue	1,335	1,236
Democratic Republic of Congo
Disclosure of geographical areas [line items]
Non-current assets	2,118	2,659
Revenue	0	0
Tanzania
Disclosure of geographical areas [line items]
Non-current assets	2,003	1,914
Revenue	1,033	1,033
Zambia
Disclosure of geographical areas [line items]
Non-current assets	1,949	1,930
Revenue	795	868
Chile
Disclosure of geographical areas [line items]
Non-current assets	1,930	1,957
Revenue	8	0
Argentina
Disclosure of geographical areas [line items]
Non-current assets	1,209	1,247
Revenue	368	365
Pakistan
Disclosure of geographical areas [line items]
Non-current assets	754	749
Revenue	0	0
Papua New Guinea
Disclosure of geographical areas [line items]
Non-current assets	704	327
Revenue	9	0
Canada
Disclosure of geographical areas [line items]
Non-current assets	503	507
Revenue	277	231
Saudi Arabia
Disclosure of geographical areas [line items]
Non-current assets	391	382
Revenue	0	0
Côte d'Ivoire
Disclosure of geographical areas [line items]
Non-current assets	224	164
Revenue	398	356
Peru
Disclosure of geographical areas [line items]
Non-current assets	71	73
Revenue	5	48
Unallocated
Disclosure of geographical areas [line items]
Non-current assets	836	600
Revenue	$ 0	$ 0